Right-of-use assets - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Additions	SFr 103.4	SFr 43.4
Lease modification	(2.0)	45.5
Income from subleasing right-of-use assets	0.8	0.3
Storage
Disclosure of quantitative information about right-of-use assets [line items]
Additions	66.0	0.0
Lease modification	2.1	SFr 52.4
Leased locations
Disclosure of quantitative information about right-of-use assets [line items]
Additions	SFr 35.1